Shareholder Fees - SelectPortfoliosGroup4-FinancialsSector-ComboPRO	Apr. 29, 2024 USD ($)
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none